Note 16 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforwards (federal and state)	$ 158,926	$ 185,591
Research and development tax credit	17,081	17,671
Compensation expense on stock	3,940	4,166
Other accrued	1,386	1,293
Capitalized R&D expenses	3,606	2,369
Depreciation	355	191
Total long-term deferred tax assets	185,294	211,281
IPR&D	(5,058)	(5,061)
Total long-term deferred tax liabilities	(5,058)	(5,061)
Valuation allowance	(185,294)	(211,281)
Deferred tax liabilities, net	$ (5,058)	$ (5,061)